Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

This summary provides a list of the significant accounting policies adopted in the preparation of these consolidated financial statements to the extent they have not been disclosed in the other notes below. The policies have been consistently applied to all the years presented, unless otherwise stated.

Basis of preparation

Compliance with IFRS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

These consolidated financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

The consolidated financial statements were authorized for issuance by the Audit Committee of the Board of Directors on July 2, 2026.

Principles of consolidation

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

The following is a list of the Company's operating subsidiaries as of March 31, 2026, 2025 and 2024.

Company names	Jurisdiction	Incorporation Date	Ownership
Virax Biolabs Group Limited	Cayman Island	September 2, 2021	Holding Company
Virax Biolabs (UK) Limited	United Kingdom	August 19, 2021	100% (via Virax Biolabs Group Limited)
Virax Biolabs Limited	Hong Kong	April 14, 2020	100% (via Virax Biolabs (UK) Limited)
Virax Immune T cell Medical Device Company Limited	Hong Kong	January 16, 2017	100% (via Virax Biolabs Limited)
Virax Biolabs PTE. Limited	Singapore	May 4, 2013	95.54% (via Virax Biolabs Limited)
Logico Bioproducts Corp.	BVI	January 21, 2011	95.54% (via Virax Biolabs Limited)
Shanghai Xitu Consulting Co., Ltd	PRC	October 27, 2017	95.54% (via Virax Biolabs Limited)
Virax Biolabs USA Management, Inc.	USA	August 1, 2022	100% (via Virax Biolabs Group Limited)
Virax Biolabs Group Holdings Ltd	United Kingdom	February 22, 2023	100% (via Virax Biolabs Group Limited)
Virax Biolabs Trading B.V.	Netherlands	August 4, 2023	100% (via Virax Biolabs Group Holdings Limited)

Virax Biolabs UK Operating Limited	United Kingdom	November 7, 2023	100% (via Virax Biolabs Group Holdings Limited)

Inter-company transactions, balances and unrealized gains on transactions between the subsidiaries are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Change in Presentation

Certain prior year amounts have been reclassified to conform to the current year presentation.

During the year ended March 31, 2026, the Company revised the classification of depreciation expense relating to laboratory equipment used in research and development activities from General and Administrative expenses to Research and Development expenses within the statement of profit or loss. As a result, $251,533 of expense previously included within General and Administrative expenses for the year ended March 31, 2025 has been reclassified to Research and Development expenses.

During the year ended March 31, 2026, the Company revised the presentation of foreign exchange gains and losses arising from the remeasurement of foreign currency denominated monetary assets and liabilities, including intercompany receivables and payables. Based on the nature of these transactions, management concluded that they are more appropriately presented within Other Income (Expense) in the Statement of Profit or Loss rather than within General and Administrative expenses, as they do not represent operating expenditures. Accordingly, foreign exchange losses of $86,095 and gain of $29,207 previously included within General and Administrative expenses for the years ended March 31, 2025 and 2024, respectively, have been reclassified to Other Income (Expense) in the Statement of Profit or Loss.

The reclassification affects only the presentation of expenses within the statement of profit or loss and had no impact on profit or loss, total comprehensive income, total equity, total assets, total liabilities, net assets, or cash flows.

Segment information

The Company has one reportable segment. During the year ended March 31, 2026, the Company’s operating activities were primarily focused on ViraxImmune™, its in-development T cell immune profiling and diagnostic platform, and ImmuneSelect, its research-use-only portfolio of peptide pools, ELISpot plates and related immune reagents. The Company previously generated revenue from historical ViraxClear and ViraxVet third-party test kit distribution activities, which are no longer active strategic product lines of the Company.

The chief operating decision maker, which the Company has identified as its Chief Executive Officer, is responsible for allocating resources and assessing performance and reviews financial information, including the consolidated statements of loss and other comprehensive loss, consolidated statements of financial position and consolidated statements of cash flows, about the Company as a whole.

Foreign currency translation

Functional and presentation currency

Items included in the consolidated financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US dollar, which is the Company’s presentation currency.

Entity	Functional Currency
Virax Biolabs Group Limited	U.S. dollars
Virax Biolabs (UK) Limited	British Pound Sterling
Virax Biolabs Limited	U.S. dollars
ViraxImmune T cell Medical Device Company Limited	U.S. dollars
Virax Biolabs PTE. LTD	U.S. dollars
Logico Bioproducts Corp.	U.S. dollars
Shanghai Xitu Consulting Co., Ltd	Renminbi
Virax Biolabs USA Management, Inc.	U.S. dollars
Virax Biolabs Group Holdings Ltd	British Pound Sterling

Virax Biolabs Trading B.V.	Euro
Virax Biolabs UK Operating LLC	British Pound Sterling

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentational currency are translated into the presentational currency as follows:

•
assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position
•
income and expenses for each statement of profit or loss and statement of comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions), and
•
all resulting exchange differences are recognized in other comprehensive loss and the foreign currency exchange differences in other comprehensive loss are temporary and will be reclassified in the future.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in statements of profit and loss and other comprehensive loss.

Exchange rates

The most important exchange rates per USD 1.00 that have been used in preparing the consolidated financial statements are:

	Closing rate			Average rate
	As of March 31,			For the Year Ended March 31,
	2026	2025	2024	2026	2025	2024
British Pound	0.748	0.795	0.791	0.737	0.784	0.796
Euro	0.866	0.959	0.926	0.845	0.931	0.920
Singapore Dollar	1.277	1.343	1.349	1.264	1.338	1.345
Renminbi	6.873	7.286	7.220	6.911	7.217	7.165

Revenue recognition

Revenues are generally recognized upon the transfer of control of promised products or services provided to the Company’s customers, reflecting the amount of consideration we expect to receive for those products or services. The Company enters into contracts that can include various combinations of products and services. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. The revenue recognition policy is consistent for sales generated directly with customers and sales generated indirectly through solution partners and resellers.

Revenues are recognized upon the application of the following steps:

1.
Identification of the contract or contracts with a customer;
2.
Identification of the performance obligations in the contract, which constitutes one performance obligation of delivery;
3.
Determination of the transaction price;
4.
Allocation of the transaction price to the performance obligations in the contract; and
5.
Recognition of revenue when, or as, the performance obligation is satisfied.

The timing of revenue recognition may differ from the timing of billing our customers. The Company receives payments from customers based on a billing schedule as established in our contracts. Contract assets are recognized when performance is completed in advance of scheduled billings. Deferred revenue is recognized when billings are in advance of performance under the contract. The Company’s revenue arrangements include standard warranty provisions that our products and services will perform and operate in all material respects with the applicable published specifications, the financial impacts of which have historically been, and are expected to continue to be insignificant. Our contracts do not include a significant financing component.

The Company’s products are generally sold without a right of return, so there is no variable consideration when determining the amount of revenue to recognize. Returns and credits are estimated at contract inception and updated at the end of each reporting period if additional information becomes available.

Employee benefits

Share-based payments

The Company accounts for share-based compensation in accordance with IFRS 2 “Share-based payment” (“IFRS 2”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s condensed consolidated statement of profit and loss and other comprehensive loss, based on the acceleration method in twelve-month tranches.

The Company recognizes compensation expenses for the value of its awards granted based on the vesting attribution approach over the requisite service period of each of the awards, net of estimated forfeitures. IFRS 2 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of share options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatility of the Company's shares. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Warrants

The Company determines the accounting classification of warrants that are issued, as either liability or equity, by first assessing whether the warrants meet liability classification in accordance with IFRS 9, Financial Instruments, Under IFRS 9, warrants are considered liability-classified if the warrants are mandatorily redeemable, obligate the issuer to settle the warrants or the underlying shares by paying cash or other assets, or must or may require settlement by issuing a variable number of shares.

If the warrants do not meet liability classification, the Company assesses the requirements that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification, in order to conclude equity classification, the Company assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity. After all relevant assessments are made, the Company concludes whether the warrants are classified as liability or equity. Liability-classified warrants are required to be accounted for at fair value both on the date of issuance and on subsequent accounting period ending dates, with all changes in fair value after the issuance date recorded as a component of other income (expense), net in the Company's consolidated statement of profit and loss and other comprehensive loss. Equity-classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date. As of March 31, 2026 and 2025, all of the Company’s outstanding warrants are equity-classified warrants. See Note 16.

Income tax

The income tax expense or credit for the period is the tax payable or receivable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax expense or credit is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Although the Company is organized as a Cayman Islands corporation, the Company could be subject to income and other taxes in various other jurisdictions, including the United Kingdom, United States, China, Hong Kong and Singapore. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to (or recovered from) the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable profit will be available to utilize those temporary differences and losses.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive loss, in which case the tax is also recognized in other comprehensive loss.

Property plant and equipment

Property and equipment are recorded at cost less accumulated depreciation. Expenditures that extend the life of the asset are capitalized and depreciated. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets. Management evaluates the useful lives and method of depreciation at least annually and accounts for any changes to the useful life or method prospectively. Maintenance and repairs are charged to expense as incurred; cost of major additions and betterments are capitalized. Capitalized software is recorded at cost less accumulated amortization and the amortization is recorded using the straight-line method over the estimated useful life of the software.

The estimated useful lives are:

Laboratory equipment	5 years
Computer equipment	3 years
Capitalized software	3 years

Impairment of assets

Intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in profit or loss for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use and is calculated with reference to future discounted cash flows that the asset is expected to generate when considered as part of a cash-generating unit. Assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period. If an impairment subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment charge been recognized for the asset in prior periods. The Company performed an evaluation for impairment for the years ended March 31, 2026 and 2025 and concluded there was no impairment.

Leases

The Company accounts for leases under IFRS 16 "Leases." IFRS 16 introduced a single lease accounting model, requiring a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. The lessee is required to recognize a right-of-use asset representing the right to use the underlying asset, and a lease liability representing the obligation to pay lease payments.

At the inception of a contract, we assess whether a contract is, or contains a lease by determining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, we assess whether:

•
the contract involves the use of an identified asset;
•
we have the right to obtain substantially all of the economic benefits from the use of the identified asset throughout the period of use; and
•
we have the right to direct the use of the identified asset.

A right-of-use asset and corresponding lease liability are recognized on the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The right-of-use asset is subsequently amortized using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is reduced by impairment losses and adjusted for certain remeasurement of the lease liabilities, if any.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the implicit interest rate in the lease. If the rate cannot be readily determined, our incremental rate of borrowing is used. The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in our estimate of the amount expected to be payable under a residual value guarantee, if we change our assessment of whether we will exercise a purchase, extension or termination option, or if the underlying lease contract is amended.

We have elected not to separate fixed non-lease components from lease components and instead account for each lease component and associated fixed non-lease components as a single lease component.

We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. We recognize the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out (FIFO) method. The cost of finished goods comprises cost of purchase and, where appropriate, other directly attributable costs. It excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs necessary to make the sale.

Cash

For the purposes of presentation in the consolidated statements of cash flows, cash includes cash in the bank.

Accounts receivable

Accounts receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at fair value. The Company holds trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method, less provision for impairment. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets.

Share capital and reserves

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds of the issue.

Accounts payables and accrued liabilities

Accounts payable and accrued liabilities are liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. All the accounts payable and accrued liabilities were current for the years ended March 31, 2026 and 2025.

Financial Instruments

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL

Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment. The Company’s financial assets measured at amortized cost are comprised of its cash. The Company’s financial liabilities measured at amortized cost are comprised of its accounts payable and accrued liabilities.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of loss and comprehensive loss in the period in which they arise. The Company does not have any of these types of financial assets or liabilities.

Debt instruments at FVTOCI

These assets are initially measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses associated with changes in fair value are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss. The Company does not hold any debt instruments at FVTOCI.

Equity instruments at FVTOCI

These assets are initially measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses associated with changes in fair value are recognized in OCI and are never reclassified to profit or loss. The Company does not hold any equity instruments at FVTOCI.

At March 31, 2026 and 2025, there were no financial instruments measured at fair value on a recurring basis.

Impairment of financial assets amortized at cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized. The Company does not have any of these at March 31, 2026 or 2025.

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains and losses on derecognition are generally recognized in profit or loss.